Trade and other receivables and other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Non-current
Other assets-Rental deposits	€ 2,819	€ 2,922	€ 1,867
Other assets-Others	92	50	100
Trade receivables and contract assets and other assets non-current	2,911	2,972	1,967
Current
Trade receivables	13,637	21,065	25,656	€ 25,656
Contract assets	2,911	2,397	3,332	3,332
Other assets	5,514	5,453	8,286
Trade receivables and contract assets and other assets current	22,062	28,915	37,274
Total non-current and current trade receivables and other assets	€ 24,973	31,887	€ 39,241
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Current
VAT receivables	€ 2,039	253		226
Prepaid expenses	2,620	3,346		4,431
Receivables from exercise of share based payments granted	74	116		1,253
Receivables from COVID 19 bank or credit card transactions	0	612		1,076
Receivables from grants	0	€ 0		€ 442
Other assets | Rostock headquarters building
Current
Cash deposits provided as security for bank loans	2,550
Bank guarantee	3,257
Other assets | Berlin Offices
Non-current
Non-current deposits for central procurement and supplies	92
Current
Cash deposits provided as security for bank loans	218
Bank guarantee	257
Other assets | Other property, plant and equipment
Non-current
Other assets-Rental deposits	€ 51